4. STOCK-BASED COMPENSATION (Sept 2019 Note)	3 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

4.	STOCK-BASED COMPENSATION

Stock Options

The measurement and recognition of compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. The following table summarizes stock-based compensation expense resulting from outstanding stock options for the three months ended September 30, 2019 and 2018:

	Three Months Ended September 30,
	2019	2018
Cost of Goods Sold	$11,233	$–
Research and Development Expenses	12,684	2,411
Selling, General and Administrative Expenses	52,588	130,573
Stock Based Compensation Expense	$76,505	$132,984

No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the three months ended September 30, 2019:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years
Granted	200,000
Exercised	(12,500)
Outstanding at September 30, 2019	2,007,000	$0.92	7.16 years

Information related to the stock options outstanding as of September 30, 2019 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	1.79	$0.27	40,000	$0.27
$0.40	15,000	7.58	$0.40	15,000	$0.40
$0.48	60,000	6.50	$0.48	60,000	$0.48
$0.50	100,000	5.73	$0.50	100,000	$0.50
$0.55	44,000	4.46	$0.55	39,000	$0.55
$0.64	25,000	8.12	$0.64	15,000	$0.64
$0.70	100,000	8.85	$0.70	100,000	$0.70
$0.73	791,000	7.05	$0.73	621,500	$0.73
$0.85	6,000	3.26	$0.85	6,000	$0.85
$0.90	6,000	4.26	$0.90	6,000	$0.90
$0.95	30,000	4.78	$0.95	30,000	$0.95
$1.20	207,800	2.42	$1.20	207,800	$1.20
$1.30	481,000	9.70	$1.30	–	$1.30
$1.35	1,200	0.15	$1.35	1,200	$1.35
$1.42	100,000	9.95	$1.42	–	$1.42
$0.27–$1.42	2,007,000	7.16	$0.92	1,241,500	$0.76

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of September 30, 2019 was $1,471,040 and $1,108,150, respectively.

Common Stock Award

On August 2, 2018, the Company awarded its Chief Executive Officer 300,000 shares of common stock for services performed through June 30, 2018. As of September 30, 2019, 200,000 shares have been issued. The fair market value of the 300,000 shares on the award date equal to $210,000 has been recorded as general and administrative stock-based compensation expense in the three months ended September 30, 2018.

On September 25, 2019, the Company issued 25,000 shares of restricted common stock to its investor relations firm as partial payment for services to be performed. The closing price of the Company’s stock on the date of issuance of the shares was $1.80 per share, and $45,000 of expense relating to these shares is included in general and administrative expense during the quarter ended September 30, 2019.